UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS INTERNATIONAL EQUITY FUND

FORM N-Q

JUNE 30, 2018

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.4%
Aisin Seiki Co., Ltd.	18,032	$820,907	(a)
Magna International Inc.	18,115	1,053,568
NGK Spark Plug Co., Ltd.	33,300	948,517	(a)
Stanley Electric Co., Ltd.	43,463	1,478,007	(a)

Total Auto Components		4,300,999

Automobiles - 2.8%
Honda Motor Co., Ltd.	64,737	1,898,248	(a)
Mazda Motor Corp.	57,631	705,771	(a)
Nissan Motor Co., Ltd.	124,322	1,208,093	(a)
Peugeot SA	49,689	1,133,072	(a)
Toyota Motor Corp.	54,789	3,541,772	(a)

Total Automobiles		8,486,956

Hotels, Restaurants & Leisure - 2.0%
Aristocrat Leisure Ltd.	91,141	2,081,122	(a)
Crown Resorts Ltd.	84,204	843,287	(a)
Genting Singapore Ltd.	1,307,545	1,174,479	(a)
Kindred Group PLC	68,209	858,082	(a)
Melco Resorts & Entertainment Ltd., ADR	41,200	1,153,600

Total Hotels, Restaurants & Leisure		6,110,570

Household Durables - 2.3%
Haseko Corp.	84,682	1,168,584	(a)
Persimmon PLC	42,589	1,423,333	(a)
Sekisui House Ltd.	49,945	883,058	(a)
Sony Corp.	41,042	2,105,702	(a)
Taylor Wimpey PLC	527,464	1,245,072	(a)

Total Household Durables		6,825,749

Leisure Products - 0.4%
Sega Sammy Holdings Inc.	63,491	1,087,122	(a)

Media - 0.8%
Eutelsat Communications SA	25,796	534,238	(a)
TOHO Co., Ltd.	25,000	837,582	(a)
Vivendi SA	42,769	1,046,293	(a)

Total Media		2,418,113

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	7,064	922,057
Dollarama Inc.	44,373	1,720,038

Total Multiline Retail		2,642,095

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.3%
Gildan Activewear Inc.	24,800	$698,546
Hugo Boss AG	10,233	928,042	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,628	873,596	(a)
Moncler SpA	28,895	1,314,385	(a)

Total Textiles, Apparel & Luxury Goods		3,814,569

TOTAL CONSUMER DISCRETIONARY		35,686,173

CONSUMER STAPLES - 9.8%
Beverages - 2.1%
Anheuser-Busch InBev SA/NV	8,411	848,494	(a)
Asahi Group Holdings Ltd.	29,918	1,530,865	(a)
Coca-Cola HBC AG, Class DI Shares	31,587	1,054,962	*(a)
Diageo PLC	81,690	2,932,318	(a)

Total Beverages		6,366,639

Food & Staples Retailing - 2.1%
E-MART Inc.	5,419	1,236,698	(a)
Empire Co., Ltd., Class A Shares	40,800	819,010
Metro Inc.	29,359	998,025
Seven & i Holdings Co., Ltd.	39,200	1,708,619	(a)
Tesco PLC	470,735	1,594,393	(a)

Total Food & Staples Retailing		6,356,745

Food Products - 2.2%
Nestle SA, Registered Shares	51,196	3,963,430	(a)
Nichirei Corp.	35,818	910,063	(a)
Tate & Lyle PLC	102,708	875,917	(a)
Uni-President Enterprises Corp.	350,000	887,584	(a)

Total Food Products		6,636,994

Household Products - 0.8%
Pigeon Corp.	22,000	1,069,500	(a)
Unicharm Corp.	40,000	1,203,637	(a)

Total Household Products		2,273,137

Personal Products - 0.6%
Unilever NV, CVA	33,377	1,860,586	(a)

Tobacco - 2.0%
British American Tobacco PLC	57,980	2,928,217	(a)
Imperial Brands PLC	47,970	1,786,178	(a)
Japan Tobacco Inc.	46,300	1,293,370	(a)

Total Tobacco		6,007,765

TOTAL CONSUMER STAPLES		29,501,866

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
ENERGY - 5.4%
Energy Equipment & Services - 0.4%
WorleyParsons Ltd.	85,053	$1,105,306	(a)

Oil, Gas & Consumable Fuels - 5.0%
BP PLC	302,843	2,305,912	(a)
Enagas SA	37,913	1,107,699	(a)
OMV AG	22,540	1,276,900	(a)
Repsol SA	83,466	1,629,890	(a)
Royal Dutch Shell PLC, Class A Shares	170,921	5,930,967	(a)
Royal Dutch Shell PLC, Class B Shares	41,494	1,484,179	(a)
Total SA	23,816	1,448,283	(a)

Total Oil, Gas & Consumable Fuels		15,183,830

TOTAL ENERGY		16,289,136

FINANCIALS - 19.8%
Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	103,502	2,172,520	(a)
Banco Bilbao Vizcaya Argentaria SA	258,922	1,828,759	(a)
Banco Santander SA	150,577	803,847	(a)
Bank Hapoalim BM	231,027	1,567,426	(a)
Bank Leumi Le-Israel B.M.	297,737	1,763,434	(a)
Bankinter SA	73,859	718,446	(a)
BNP Paribas SA	40,212	2,492,522	(a)
CaixaBank SA	297,128	1,283,522	(a)
Danske Bank A/S	38,384	1,199,689	(a)
DBS Group Holdings Ltd.	44,369	861,543	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	126,400	743,243
Hachijuni Bank Ltd.	126,316	539,839	(a)
HSBC Holdings PLC	356,327	3,341,167	(a)
ING Groep NV	101,750	1,460,044	(a)
KBC Group NV	11,030	850,244	(a)
Lloyds Banking Group PLC	2,351,216	1,956,036	(a)
Mediobanca SpA	92,659	858,668	(a)
Mitsubishi UFJ Financial Group Inc.	309,654	1,756,288	(a)
Mizuho Financial Group Inc.	877,000	1,475,534	(a)
Oversea-Chinese Banking Corp., Ltd.	157,900	1,344,673	(a)
Raiffeisen Bank International AG	24,764	758,567	(a)
Resona Holdings Inc.	170,000	908,357	(a)
Royal Bank of Canada	9,200	692,738
Skandinaviska Enskilda Banken AB, Class A Shares	105,879	1,005,277	(a)
Sumitomo Mitsui Financial Group Inc.	51,357	1,990,181	(a)
Westpac Banking Corp.	37,483	816,775	(a)

Total Banks		35,189,339

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Capital Markets - 0.9%
Julius Baer Group Ltd.	19,460	$1,143,220	*(a)
Natixis SA	128,946	912,979	(a)
UBS Group AG, Registered Shares	39,264	604,080	*(a)

Total Capital Markets		2,660,279

Diversified Financial Services - 0.4%
ORIX Corp.	75,374	1,190,422	(a)

Insurance - 6.8%
Ageas	22,556	1,137,297	(a)
Allianz SE, Registered Shares	13,877	2,867,521	(a)
Assicurazioni Generali SpA	68,102	1,140,332	(a)
Aviva PLC	183,616	1,221,004	(a)
AXA SA	82,980	2,032,946	(a)
CNP Assurances	35,245	800,867	(a)
Direct Line Insurance Group PLC	246,432	1,114,751	(a)
Legal & General Group PLC	345,855	1,213,774	(a)
MS&AD Insurance Group Holdings Inc.	42,217	1,311,322	(a)
NN Group NV	34,376	1,394,830	(a)
Poste Italiane SpA	109,155	911,348	(a)
Prudential PLC	28,922	660,830	(a)
Sompo Holdings Inc.	46,122	1,863,260	(a)
Tokio Marine Holdings Inc.	25,431	1,190,815	(a)
Zurich Insurance Group AG	5,085	1,508,360	(a)

Total Insurance		20,369,257

TOTAL FINANCIALS		59,409,297

HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 1.2%
Koninklijke Philips NV	33,498	1,419,857	(a)
Straumann Holding AG, Registered Shares	2,787	2,121,587	(a)

Total Health Care Equipment & Supplies		3,541,444

Health Care Providers & Services - 0.5%
Miraca Holdings Inc.	19,946	593,869	(a)
Suzuken Co., Ltd.	25,762	1,089,934	(a)

Total Health Care Providers & Services		1,683,803

Life Sciences Tools & Services - 0.7%
ICON PLC	15,227	2,018,034	*

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.7%
Astellas Pharma Inc.	50,527	$769,760	(a)
AstraZeneca PLC	9,890	684,736	(a)
Bayer AG, Registered Shares	29,198	3,216,934	(a)
GlaxoSmithKline PLC	109,153	2,202,248	(a)
H. Lundbeck A/S	14,608	1,025,716	(a)
Indivior PLC	125,677	630,163	*(a)
Novartis AG, Registered Shares	47,307	3,583,247	(a)
Novo Nordisk A/S, Class B Shares	61,239	2,828,581	(a)
Ono Pharmaceutical Co., Ltd.	35,300	826,656	(a)
Orion OYJ, Class B Shares	19,544	525,738	(a)
Roche Holding AG	12,843	2,857,763	(a)
Sanofi	34,545	2,766,103	(a)
Shionogi & Co., Ltd.	23,851	1,223,995	(a)

Total Pharmaceuticals		23,141,640

TOTAL HEALTH CARE		30,384,921

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.6%
Safran SA	15,995	1,940,314	(a)

Airlines - 0.3%
Qantas Airways Ltd.	183,755	840,263	(a)

Building Products - 0.4%
Asahi Glass Co., Ltd.	26,926	1,047,161	(a)

Construction & Engineering - 3.6%
ACS Actividades de Construccion y Servicios SA	32,991	1,334,486	(a)
Bouygues SA	28,341	1,220,051	(a)
China Railway Group Ltd., Class H Shares	1,175,000	883,310	(a)
Eiffage SA	11,931	1,296,960	(a)
HOCHTIEF AG	5,233	945,505	(a)
Kajima Corp.	98,061	758,607	(a)
Koninklijke Volkerwessels NV	31,906	819,579	(a)
Obayashi Corp.	178,672	1,857,410	(a)
Taisei Corp.	28,421	1,565,890	(a)

Total Construction & Engineering		10,681,798

Electrical Equipment - 0.4%
Vestas Wind Systems A/S	20,943	1,294,720	(a)

Industrial Conglomerates - 0.6%
Rheinmetall AG	6,438	710,951	(a)
Siemens AG, Registered Shares	9,239	1,220,926	(a)

Total Industrial Conglomerates		1,931,877

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Machinery - 2.1%
Atlas Copco AB, Class A Shares	30,398	$881,048	(a)
Epiroc AB, Class A Shares	30,398	318,989	*(a)
Georg Fischer AG, Registered Shares	1,183	1,516,037	(a)
Kurita Water Industries Ltd.	35,734	1,018,100	(a)
Sandvik AB	56,601	1,003,076	(a)
Trelleborg AB, Class B Shares	31,878	678,605	(a)
Volvo AB, Class B Shares	64,535	1,027,957	(a)

Total Machinery		6,443,812

Professional Services - 0.8%
Adecco Group AG, Registered Shares	14,234	840,921	(a)
Wolters Kluwer NV	27,675	1,557,782	(a)

Total Professional Services		2,398,703

Trading Companies & Distributors - 3.1%
Ferguson PLC	16,000	1,298,311	(a)
ITOCHU Corp.	82,439	1,492,097	(a)
Marubeni Corp.	169,198	1,289,356	(a)
Mitsubishi Corp.	85,845	2,382,374	(a)
Mitsui & Co., Ltd.	84,599	1,409,433	(a)
Sumitomo Corp.	84,099	1,380,224	(a)

Total Trading Companies & Distributors		9,251,795

Transportation Infrastructure - 0.8%
Aena SME SA	7,831	1,420,534	(a)
Flughafen Zurich AG, Registered Shares	4,246	866,565	(a)

Total Transportation Infrastructure		2,287,099

TOTAL INDUSTRIALS		38,117,542

INFORMATION TECHNOLOGY - 6.1%
Electronic Equipment, Instruments & Components - 1.0%
Hitachi Ltd.	206,096	1,451,752	(a)
Nippon Electric Glass Co., Ltd.	19,946	553,720	(a)
Spectris PLC	25,191	866,086	(a)

Total Electronic Equipment, Instruments & Components		2,871,558

Internet Software & Services - 0.3%
United Internet AG, Registered Shares	16,745	958,785	(a)

IT Services - 1.3%
Capgemini SE	12,230	1,641,660	(a)
Computershare Ltd.	82,527	1,129,553	(a)
Fujitsu Ltd.	165,374	1,001,657	(a)

Total IT Services		3,772,870

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	4,617	910,570	(a)
STMicroelectronics NV	45,019	1,000,319	(a)
Tokyo Electron Ltd.	7,312	1,251,901	(a)

Total Semiconductors & Semiconductor Equipment		3,162,790

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Software - 2.1%
Check Point Software Technologies Ltd.	12,816	$1,251,867	*
Constellation Software Inc.	1,327	1,029,128
Konami Holdings Corp.	20,692	1,051,818	(a)
Nintendo Co., Ltd.	2,600	848,546	(a)
SAP SE	9,828	1,135,399	(a)
Square Enix Holdings Co., Ltd.	20,943	1,027,820	(a)

Total Software		6,344,578

Technology Hardware, Storage & Peripherals - 0.4%
Logitech International SA, Registered Shares	24,689	1,087,004	(a)

TOTAL INFORMATION TECHNOLOGY		18,197,585

MATERIALS - 9.0%
Chemicals - 3.3%
BASF SE	25,963	2,481,938	(a)
China BlueChemical, Ltd., Class H Shares	2,410,000	881,336	(a)
Covestro AG	26,766	2,386,634	(a)
Daicel Corp.	79,946	883,534	(a)
Nitto Denko Corp.	12,600	951,938	(a)
OCI Co., Ltd.	6,907	637,035	(a)
Sika AG	11,460	1,579,264	(a)

Total Chemicals		9,801,679

Metals & Mining - 4.6%
Anglo American PLC	110,892	2,462,658	(a)
ArcelorMittal	40,249	1,175,391	(a)
BHP Billiton Ltd.	41,282	1,034,426	(a)
BHP Billiton PLC	46,177	1,033,356	(a)
BlueScope Steel Ltd.	70,256	895,540	(a)
Fortescue Metals Group Ltd.	197,111	639,431	(a)
Jindal Steel & Power Ltd.	590,982	1,919,837	*(a)
Rio Tinto PLC	63,790	3,518,200	(a)
South32 Ltd.	456,600	1,229,700	(a)

Total Metals & Mining		13,908,539

Paper & Forest Products - 1.1%
Oji Holdings Corp.	167,867	1,040,009	(a)
UPM-Kymmene OYJ	66,147	2,361,976	(a)

Total Paper & Forest Products		3,401,985

TOTAL MATERIALS		27,112,203

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 1.6%
GPT Group	239,338	$899,374	(a)
Mirvac Group	661,147	1,064,637	(a)
Scentre Group	365,107	1,189,486	(a)
Stockland	311,144	917,018	(a)
Vicinity Centres	396,839	761,484	(a)

Total Equity Real Estate Investment Trusts (REITs)		4,831,999

Real Estate Management & Development - 2.8%
China Overseas Land & Investment Ltd.	240,000	785,136	(a)
CK Asset Holdings, Ltd.	172,037	1,359,301	(a)
Hongkong Land Holdings Ltd.	122,909	879,311	(a)
Kerry Properties Ltd.	275,902	1,318,142	(a)
Sun Hung Kai Properties Ltd.	66,482	997,470	(a)
Swire Pacific Ltd., Class A Shares	80,000	845,275	(a)
Tokyu Fudosan Holdings Corp.	127,900	900,340	(a)
Wheelock & Co., Ltd.	159,558	1,109,065	(a)

Total Real Estate Management & Development		8,194,040

TOTAL REAL ESTATE		13,026,039

TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.2%
BT Group PLC	197,608	568,583	(a)
HKT Trust & HKT Ltd.	708,000	902,767	(a)
Koninklijke KPN NV	294,528	800,599	(a)
KT Corp., ADR	50,620	672,234
Nippon Telegraph & Telephone Corp.	47,535	2,159,962	(a)
Telenor ASA	49,957	1,023,921	(a)
Telstra Corp., Ltd.	305,101	591,086	(a)

Total Diversified Telecommunication Services		6,719,152

Wireless Telecommunication Services - 2.2%
KDDI Corp.	65,901	1,801,771	(a)
NTT DOCOMO Inc.	75,459	1,921,841	(a)
SoftBank Group Corp.	10,268	736,778	(a)
Vodafone Group PLC	827,594	2,005,407	(a)

Total Wireless Telecommunication Services		6,465,797

TOTAL TELECOMMUNICATION SERVICES		13,184,949

UTILITIES - 4.2%
Electric Utilities - 1.5%
Chubu Electric Power Co. Inc.	70,472	1,056,265	(a)
Enel SpA	288,693	1,599,397	(a)
PGE Polska Grupa Energetyczna SA	259,476	646,431	*(a)
Verbund AG	32,540	1,051,879	(a)

Total Electric Utilities		4,353,972

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Gas Utilities - 0.3%
Osaka Gas Co., Ltd.		47,368	$979,962	(a)

Multi-Utilities - 2.4%
AGL Energy Ltd.		71,171	1,186,218	(a)
E.ON SE		116,887	1,248,725	(a)
Engie SA		90,627	1,386,945	(a)
National Grid PLC		133,108	1,472,637	(a)
RWE AG		39,538	901,157	(a)
Veolia Environnement SA		44,346	948,722	(a)

Total Multi-Utilities			7,144,404

TOTAL UTILITIES			12,478,338

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $261,597,670)			293,388,049

	RATE
SHORT-TERM INVESTMENTS - 1.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,594,861)	1.826%	4,594,861	4,594,861

TOTAL INVESTMENTS - 99.3% (Cost - $266,192,531)			297,982,910
Other Assets in Excess of Liabilities - 0.7%			2,204,045

TOTAL NET ASSETS - 100.0%			$300,186,955

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Common Stocks†:
Consumer Discretionary	$5,547,809	$30,138,364	—	$35,686,173
Consumer Staples	1,817,035	27,684,831	—	29,501,866
Financials	1,435,981	57,973,316	—	59,409,297
Health Care	2,018,034	28,366,887	—	30,384,921
Information Technology	2,280,995	15,916,590	—	18,197,585
Telecommunication Services	672,234	12,512,715	—	13,184,949
Other Common Stocks	—	107,023,258	—	107,023,258

Total Long-Term Investments	13,772,088	279,615,961	—	293,388,049

Short-Term Investments	4,594,861	—	—	4,594,861

Total Investments	$18,366,949	$279,615,961	—	$297,982,910

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $279,615,961 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018